Supplemental Financial Information - Depreciation, Amortization and Impairment (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Depreciation of property, plant and equipment		$ 478	$ 611	$ 609
Amortization of intangible assets		1,509	1,539
Depreciation, amortization and impairment		1,987	2,173	2,205
Software [Member]
Property, Plant and Equipment [Line Items]
Amortization of intangible assets		8	21	24
Other Intangible Assets [Member]
Property, Plant and Equipment [Line Items]
Amortization of intangible assets	[1]	$ 1,501	$ 1,541	$ 1,572

[1]	For the period ending December 31, 2017, the amount includes IPR&D impairment charges of $23 million, of which $16 million related to assets acquired from Freescale. For the period ending December 31, 2016, the amount included impairment charges relative to IPR&D acquired as part of the acquisition of Freescale of $89 million.